UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
6/30/14 (Unaudited)

COMMON STOCKS (95.3%)(a)
		Shares	Value

Aerospace and defense (1.3%)

Airbus Group NV (France)		48,106	$3,223,754

AviChina Industry & Technology Co., Ltd. (China)		3,228,000	1,824,246

			5,048,000
Air freight and logistics (1.1%)

Deutsche Post AG (Germany)		116,933	4,228,674

			4,228,674
Airlines (0.2%)

Copa Holdings SA Class A (Panama)		7,200	1,026,504

			1,026,504
Auto components (0.7%)

Faurecia (France)		66,920	2,525,421

			2,525,421
Automobiles (3.0%)

Daimler AG (Registered Shares) (Germany)		37,944	3,553,840

Renault SA (France)		19,823	1,792,295

Toyota Motor Corp. (Japan)		100,200	6,017,638

			11,363,773
Banks (7.6%)

Banca Popolare di Milano Scarl (Italy)(NON)		1,726,747	1,548,704

Banco Espirito Santo SA (Portugal)(NON)(S)		2,334,879	1,924,685

Bank of Ireland (Ireland)(NON)		5,756,724	1,947,023

Credicorp, Ltd. (Peru)		18,700	2,907,289

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)		1,493,350	2,622,552

Erste Group Bank AG (Czech Republic)		75,633	2,446,189

Grupo Financiero Banorte SAB de CV (Mexico)		372,500	2,663,934

Metro Bank PLC (acquired 1/15/14, cost $1,092,323) (Private) (United Kingdom)(F)(RES)(NON)		51,316	1,096,245

Natixis (France)		635,880	4,076,667

Sumitomo Mitsui Financial Group, Inc. (Japan)		71,100	2,978,613

TSB Banking Group PLC 144A (United Kingdom)(NON)		346,615	1,669,849

UniCredit SpA (Italy)		370,885	3,105,521

			28,987,271
Beverages (2.1%)

Anheuser-Busch InBev NV (Belgium)		70,119	8,055,572

			8,055,572
Biotechnology (1.5%)

Gilead Sciences, Inc.(NON)		18,900	1,566,999

Grifols SA ADR (Spain)		92,715	4,084,096

			5,651,095
Building products (1.3%)

Assa Abloy AB Class B (Sweden)		42,828	2,179,363

Daikin Industries, Ltd. (Japan)		42,000	2,650,057

			4,829,420
Capital markets (0.6%)

KKR & Co. LP		90,600	2,204,298

			2,204,298
Chemicals (2.9%)

LG Chemical, Ltd. (South Korea)		8,483	2,481,684

Monsanto Co.		21,600	2,694,384

Solvay SA (Belgium)		20,229	3,481,837

Tronox, Ltd. Class A		37,900	1,019,510

Wacker Chemie AG (Germany)		10,994	1,269,511

			10,946,926
Commercial services and supplies (1.2%)

Regus PLC (United Kingdom)		1,301,175	4,046,151

Serco Group PLC (United Kingdom)		101,898	637,389

			4,683,540
Communications equipment (0.4%)

Alcatel-Lucent (France)(NON)		404,720	1,445,310

			1,445,310
Construction and engineering (2.7%)

China WindPower Group, Ltd. (China)(NON)		22,940,000	1,835,105

Mota-Engil SGPS SA (Portugal)		581,745	4,556,458

Surya Semesta Internusa Tbk PT (Indonesia)		30,707,800	1,774,344

Veidekke ASA (Norway)		179,271	2,016,629

			10,182,536
Construction materials (0.8%)

Holcim, Ltd. (Switzerland)		34,024	2,990,720

			2,990,720
Diversified consumer services (0.8%)

New Oriental Education & Technology Group, Inc. ADR (China)		111,900	2,973,183

			2,973,183
Diversified financial services (1.5%)

Challenger, Ltd. (Australia)		497,481	3,490,101

ING Groep NV GDR (Netherlands)(NON)		162,299	2,280,142

			5,770,243
Diversified telecommunication services (2.7%)

Com Hem Holding AB (Sweden)(NON)		150,921	1,423,027

Iliad SA (France)		9,797	2,961,369

Telecom Italia SpA RSP (Italy)		2,463,045	2,433,366

Ziggo NV (Netherlands)		74,397	3,440,212

			10,257,974
Electrical equipment (0.3%)

Alstom SA (France)		33,050	1,204,924

			1,204,924
Electronic equipment, instruments, and components (0.8%)

Hollysys Automation Technologies, Ltd. (China)(NON)		63,700	1,560,013

Japan Display, Inc. (Japan)(NON)		231,500	1,421,381

			2,981,394
Energy equipment and services (2.2%)

Aker Solutions ASA (Norway)		94,951	1,650,151

Ezion Holdings, Ltd. (Singapore)		1,969,400	3,285,229

Halliburton Co.		24,100	1,711,341

SPT Energy Group, Inc. (China)		3,596,000	1,893,022

			8,539,743
Food and staples retail (1.2%)

Lenta, Ltd. 144A GDR (Russia)(NON)		157,991	2,038,084

Puregold Price Club, Inc. (Philippines)		2,518,400	2,503,976

			4,542,060
Food products (4.7%)

Associated British Foods PLC (United Kingdom)		90,508	4,722,760

Barry Callebaut AG (Switzerland)		2,676	3,636,198

Kerry Group PLC Class A (Ireland)		56,891	4,272,862

Nestle SA (Switzerland)		71,720	5,556,116

			18,187,936
Gas utilities (0.9%)

Tokyo Gas Co., Ltd. (Japan)		608,000	3,552,993

			3,552,993
Health-care equipment and supplies (0.4%)

Sartorius AG (Preference) (Germany)		14,374	1,733,816

			1,733,816
Hotels, restaurants, and leisure (3.8%)

Compass Group PLC (United Kingdom)		339,200	5,903,754

Dalata Hotel Group, Ltd. (Ireland)(NON)		308,041	1,263,546

Melco Crown Entertainment, Ltd. ADR (Hong Kong)		64,600	2,306,866

Thomas Cook Group PLC (United Kingdom)(NON)		1,158,616	2,647,112

TUI Travel PLC (United Kingdom)		363,391	2,475,191

			14,596,469
Household durables (2.8%)

Coway Co., Ltd. (South Korea)		42,882	3,589,746

Haier Electronics Group Co., Ltd. (China)		512,000	1,337,737

Panasonic Corp. (Japan)		212,500	2,588,470

Persimmon PLC (United Kingdom)(NON)		71,271	1,552,719

Skyworth Digital Holdings, Ltd. (China)		3,302,000	1,576,357

			10,645,029
Household products (1.0%)

Henkel AG & Co. KGaA (Preference) (Germany)		31,940	3,692,584

			3,692,584
Independent power and renewable electricity producers (0.8%)

Abengoa Yield PLC (United Kingdom)(NON)		9,611	363,488

Beijing Jingneng Clean Energy Co., Ltd. (China)		3,014,000	1,345,536

China Power New Energy Development Co., Ltd. (China)(NON)		20,300,000	1,257,225

			2,966,249
Industrial conglomerates (2.8%)

Rheinmetall AG (Germany)		42,143	2,983,422

Siemens AG (Germany)		31,334	4,138,250

Toshiba Corp. (Japan)		750,000	3,501,801

			10,623,473
Insurance (4.7%)

Admiral Group PLC (United Kingdom)		64,515	1,710,266

AIA Group, Ltd. (Hong Kong)		1,292,800	6,497,027

Prudential PLC (United Kingdom)		310,073	7,116,135

St James's Place PLC (United Kingdom)		208,079	2,713,530

			18,036,958
Internet and catalog retail (0.2%)

Bigfoot GmbH (acquired 8/2/13, cost $351,691) (Private) (Brazil)(F)(RES)(NON)		16	235,734

Zalando AG (acquired 9/30/13, cost $717,421) (Private) (Germany)(F)(RES)(NON)		32	715,382

			951,116
Internet software and services (2.8%)

Google, Inc. Class C(NON)		2,742	1,577,418

Internet Initiative Japan, Inc. (Japan)		54,100	1,329,203

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)		22,300	2,052,492

Tencent Holdings, Ltd. (China)		215,000	3,278,928

Yandex NV Class A (Russia)(NON)		75,000	2,673,000

			10,911,041
IT Services (0.8%)

Visa, Inc. Class A		6,800	1,432,828

Wirecard AG (Germany)		35,738	1,542,954

			2,975,782
Leisure products (0.5%)

Sega Sammy Holdings, Inc. (Japan)		102,800	2,022,412

			2,022,412
Machinery (0.5%)

Mota-Engil Africa (Rights) (Portugal)(F)(NON)		520,186	267,109

NSK, Ltd. (Japan)		118,000	1,534,041

			1,801,150
Media (4.9%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		225,312	3,227,117

Global Mediacom Tbk PT (Indonesia)		17,580,500	3,151,292

Mediaset SpA (Italy)(NON)		528,655	2,577,039

Numericable Group SA (France)(NON)(S)		29,763	1,772,820

Quebecor, Inc. Class B (Canada)		93,000	2,250,373

Sun TV Network, Ltd. (India)		187,731	1,432,524

WPP PLC (United Kingdom)		196,430	4,282,809

			18,693,974
Metals and mining (0.8%)

Glencore Xstrata PLC (United Kingdom)		580,768	3,235,727

			3,235,727
Multi-utilities (0.5%)

Veolia Environnement SA (France)		110,531	2,106,037

			2,106,037
Oil, gas, and consumable fuels (3.0%)

BG Group PLC (United Kingdom)		148,187	3,132,049

Gaztransport Et Technigaz SA (France)		22,378	1,458,875

Genel Energy PLC (United Kingdom)(NON)		107,103	1,860,455

Origin Energy, Ltd. (Australia)		127,157	1,752,977

Royal Dutch Shell PLC Class A (United Kingdom)		80,346	3,325,537

			11,529,893
Pharmaceuticals (7.5%)

Actavis PLC(NON)		17,000	3,791,850

Astellas Pharma, Inc. (Japan)		317,300	4,168,859

AstraZeneca PLC (United Kingdom)		56,787	4,218,326

Glenmark Pharmaceuticals, Ltd. (India)		133,604	1,266,400

Sanofi (France)		51,796	5,502,305

Shire PLC (United Kingdom)		85,453	6,683,362

Takeda Pharmaceutical Co., Ltd. (Japan)		68,500	3,177,351

			28,808,453
Professional services (0.5%)

Experian PLC (United Kingdom)		112,490	1,902,052

			1,902,052
Real estate investment trusts (REITs) (1.4%)

Beni Stabili SpA (Italy)(S)		1,444,675	1,325,390

Hibernia REIT PLC (Ireland)(NON)		2,631,955	4,000,370

			5,325,760
Real estate management and development (1.1%)

Mitsubishi Estate Co., Ltd. (Japan)		115,000	2,839,100

Oberoi Realty, Ltd. (India)		286,530	1,235,778

			4,074,878
Semiconductors and semiconductor equipment (1.7%)

Inotera Memories, Inc. (Taiwan)(NON)		1,381,000	2,511,498

Samsung Electronics Co., Ltd. (South Korea)		1,316	1,719,462

Silergy Corp. (Taiwan)(NON)		89,000	833,127

SK Hynix, Inc. (South Korea)(NON)		27,020	1,296,522

			6,360,609
Software (1.5%)

COLOPL, Inc. (Japan)(NON)(S)		58,900	1,616,327

Splunk, Inc.(NON)		29,900	1,654,367

TiVo, Inc.(NON)		190,300	2,456,773

			5,727,467
Specialty retail (1.4%)

China ZhengTong Auto Services Holdings, Ltd. (China)		2,664,500	1,492,043

Sports Direct International PLC (United Kingdom)(NON)		215,410	2,604,531

WH Smith PLC (United Kingdom)		73,392	1,343,953

			5,440,527
Technology hardware, storage, and peripherals (0.8%)

Konica Minolta Holdings, Inc. (Japan)		305,600	3,019,650

			3,019,650
Textiles, apparel, and luxury goods (2.2%)

Compagnie Financiere Richemont SA (Switzerland)		52,511	5,509,865

Luxottica Group SpA (Italy)		39,179	2,267,693

Moncler SpA (Italy)		41,626	690,252

			8,467,810
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)		199,400	7,268,982

			7,268,982
Trading companies and distributors (1.3%)

Mitsubishi Corp. (Japan)		133,800	2,782,850

Wolseley PLC (United Kingdom)		38,075	2,087,124

			4,869,974
Transportation infrastructure (0.1%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)		51,000	290,983

			290,983
Water utilities (0.5%)

China Water Affairs Group, Ltd. (China)		5,874,000	2,053,899

			2,053,899
Wireless telecommunication services (0.6%)

SoftBank Corp. (Japan)		29,900	2,226,304

			2,226,304

Total common stocks (cost $309,461,980)			$364,538,568

INVESTMENT COMPANIES (0.5%)(a)
		Shares	Value

Market Vectors Vietnam ETF (Vietnam)(S)		91,300	$1,899,040

Total investment companies (cost $1,837,924)			$1,899,040

SHORT-TERM INVESTMENTS (3.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	Shares	5,900,151	$5,900,151

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	4,897,888	4,897,888

SSgA Prime Money Market Fund 0.01%(P)	Shares	280,000	280,000

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEGSF)		$289,000	288,943

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014		110,000	109,987

U.S. Treasury Bills with an effective yield of 0.03%, October 16, 2014		150,000	149,981

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.05%, August 21, 2014(SEGSF)		192,000	191,990

Total short-term investments (cost $11,818,948)			$11,818,940

TOTAL INVESTMENTS

Total investments (cost $323,118,852)(b)			$378,256,548

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $125,252,405) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/17/14	$4,652,596	$4,555,836	$96,760
Barclays Bank PLC
	British Pound	Sell	9/17/14	5,308,164	5,247,707	(60,457)
	Canadian Dollar	Sell	7/17/14	1,823,993	1,787,994	(35,999)
	Hong Kong Dollar	Buy	8/20/14	2,583,322	2,584,153	(831)
	Japanese Yen	Buy	8/20/14	107,711	126,055	(18,344)
	Singapore Dollar	Buy	8/20/14	1,215,590	1,207,431	8,159
	Swedish Krona	Buy	9/17/14	3,460,228	3,454,486	5,742
Citibank, N.A.
	British Pound	Buy	9/17/14	6,122,108	5,993,085	129,023
	Danish Krone	Buy	9/17/14	9,761,744	9,682,586	79,158
	Euro	Sell	9/17/14	1,072,198	1,067,773	(4,425)
	Japanese Yen	Buy	8/20/14	1,835,208	1,831,120	4,088
	Japanese Yen	Sell	8/20/14	1,835,208	1,809,350	(25,858)
Credit Suisse International
	Australian Dollar	Buy	7/17/14	1,176,669	1,149,433	27,236
	Canadian Dollar	Buy	7/17/14	4,724,957	4,551,969	172,988
	Euro	Sell	9/17/14	3,125,644	3,120,575	(5,069)
	Norwegian Krone	Sell	9/17/14	2,197,169	2,243,401	46,232
	Swedish Krona	Buy	9/17/14	3,243,906	3,238,220	5,686
Deutsche Bank AG
	Australian Dollar	Buy	7/17/14	4,204,529	4,091,383	113,146
	British Pound	Buy	9/17/14	3,916,644	3,834,777	81,867
	Euro	Sell	9/17/14	209,837	208,689	(1,148)
Goldman Sachs International
	Australian Dollar	Buy	7/17/14	157,586	153,412	4,174
	Japanese Yen	Buy	8/20/14	966,331	966,574	(243)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/14	3,602,913	3,508,481	94,432
	British Pound	Sell	9/17/14	1,705,194	1,669,427	(35,767)
	Canadian Dollar	Buy	7/17/14	222,870	214,857	8,013
	Canadian Dollar	Sell	7/17/14	222,870	219,244	(3,626)
	Euro	Sell	9/17/14	2,965,527	2,932,114	(33,413)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/14	246,599	240,181	6,418
	British Pound	Sell	9/17/14	2,121,829	2,079,089	(42,740)
	Canadian Dollar	Buy	7/17/14	281	271	10
	Canadian Dollar	Sell	7/17/14	281	276	(5)
	Euro	Buy	9/17/14	12,590,513	12,518,214	72,299
	Japanese Yen	Buy	8/20/14	1,945,263	1,936,943	8,320
	Japanese Yen	Sell	8/20/14	1,945,263	1,926,414	(18,849)
	Norwegian Krone	Sell	9/17/14	495,958	506,627	10,669
	Singapore Dollar	Buy	8/20/14	575,996	568,757	7,239
	Swedish Krona	Buy	9/17/14	779,073	779,644	(571)
	Swiss Franc	Buy	9/17/14	699,713	721,228	(21,515)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/14	266,945	235,924	31,021
	Euro	Sell	9/17/14	6,824,781	6,783,547	(41,234)
	Israeli Shekel	Buy	7/17/14	1,848,842	1,824,983	23,859
	Japanese Yen	Buy	8/20/14	54,321	54,202	119
	Japanese Yen	Sell	8/20/14	54,321	53,553	(768)
	Swedish Krona	Buy	9/17/14	2,295,408	2,291,592	3,816
UBS AG
	British Pound	Sell	9/17/14	3,646,070	3,568,126	(77,944)
	Euro	Buy	9/17/14	6,835,738	6,798,905	36,833
	Swedish Krona	Buy	9/17/14	2,391,777	2,387,504	4,273
	Swiss Franc	Buy	9/17/14	4,292,726	4,247,530	45,196
WestPac Banking Corp.
	British Pound	Sell	9/17/14	1,806,274	1,751,613	(54,661)
	Euro	Sell	9/17/14	2,543,935	2,527,150	(16,785)

Total						$626,524

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $382,578,114.
(b)	The aggregate identified cost on a tax basis is $323,484,355, resulting in gross unrealized appreciation and depreciation of $62,831,931 and $8,059,738, respectively, or net unrealized appreciation of $54,772,193.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,047,361, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,969,368	$97,701,201	$96,772,681	$2,452	$4,897,888

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $5,900,151, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,527,806.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $582,698 to cover certain derivatives contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	19.2%
	Japan	14.8
	France	7.5
	United States	6.9
	China	6.6
	Germany	6.4
	Switzerland	4.8
	Italy	3.7
	Belgium	3.1
	Ireland	3.1
	South Korea	2.4
	Hong Kong	2.4
	Spain	2.0
	Portugal	1.8
	Netherlands	1.5
	Australia	1.4
	Indonesia	1.3
	Russia	1.3
	India	1.0
	Norway	1.0
	Sweden	1.0
	Taiwan	0.9
	Singapore	0.9
	Peru	0.8
	Mexico	0.7
	United Arab Emirates	0.7
	Philippines	0.7
	Czech Republic	0.6
	Canada	0.6
	Vietnam	0.5
	Other	0.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $130,407 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $173,176 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $230,976 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$76,728,598	$—	$951,116
Consumer staples	41,747,134	—	—
Energy	20,069,636	—	—
Financials	63,303,163	—	1,096,245
Health care	36,193,364	—	—
Industrials	50,424,121	—	267,109
Information technology	33,421,253	—	—
Materials	17,173,373	—	—
Telecommunication services	12,484,278	—	—
Utilities	10,679,178	—	—
Total common stocks	362,224,098	—	2,314,470
Investment companies	1,899,040	—	—
Short-term investments	5,177,888	6,641,052	—

Totals by level	$369,301,026	$6,641,052	$2,314,470

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$626,524	$—

Totals by level	$—	$626,524	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,126,776	$500,252

Total	$1,126,776	$500,252

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$183,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$96,760	$13,901	$212,269	$252,142	$195,013	$4,174	$102,445	$104,955	$58,815	$86,302	$--	1,126,776

	Total Assets	$96,760	$13,901	$212,269	$252,142	$195,013	$4,174	$102,445	$104,955	$58,815	$86,302	$—	$1,126,776

	Liabilities:
	Forward currency contracts#	—	115,631	30,283	5,069	1,148	243	72,806	83,680	42,002	77,944	71,446	500,252

	Total Liabilities	$—	$115,631	$30,283	$5,069	$1,148	$243	$72,806	$83,680	$42,002	$77,944	$71,446	$500,252

	Total Financial and Derivative Net Assets	$96,760	$(101,730)	$181,986	$247,073	$193,865	$3,931	$29,639	$21,275	$16,813	$8,358	$(71,446)	$626,524
	Total collateral received (pledged)##†	$—	$(101,730)	$120,000	$130,407	$160,000	$—	$—	$(59,988)	$—	$(59,988)	$—
	Net amount	$96,760	$—	$61,986	$116,666	$33,865	$3,931	$29,639	$81,263	$16,813	$68,346	$(71,446)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014